Revenue	6 Months Ended
Dec. 31, 2023
Revenue [Abstract]
REVENUE
17.	REVENUE

	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

Revenue from contracts with customers
Project management fees	25,906,300	2,500,000
Sale of goods	5,716,648	121,021,552
	31,622,948	123,521,552

Timing of revenue recognition
Transferred at a point in time	31,622,948	123,521,552

(a)	Project management and rendering of information technology system

Revenue from project management fees and rendering of information technology system are recognised at a point in time when control of the goods is passed to the customer, which is point in time when the significant risks and rewards are transferred to the customer and the transaction has met the probability of inflows and measurement reliability requirements of IFRS 15.

(b)	Sales of goods

The Group is engaged in supply and install customised IoT software or hardware. The majority of the sale of goods contracts are supply and install customised a set of IoT Smart Agriculture solution and customised source codes and reseller of mobile gadget and the relevant accessories.

Revenue from sale of goods is recognised at a point in time when the Group satisfies a performance obligation by transferring a promised good (i.e. an asset) to a customer. An asset is transferred as and when a customer obtains control of that asset which coincides with the delivery of goods and acceptance by the customer.

There is no material right of return and warranty provided to the customers on the sale of goods and there is no significant financing component in the revenue arising from sale of goods as the sales are made on the normal credit terms not exceeding twelve months.

(c)	Dividend income

Dividend income is recognized when the right to receive dividend payment is established.